Document and Entity Information	Dec. 21, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001759655
Document Type	8-K
Document Period End Date	Dec. 21, 2021
Entity Registrant Name	Privia Health Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40365
Entity Tax Identification Number	81-3599420
Entity Address, Address Line One	950 N. Glebe Rd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	(571)
Local Phone Number	366-8850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PRVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false